Schedule of Investments (unaudited) September 30, 2019	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.1%

Aerospace & Defense — 2.9%
Boeing Co. (The)	1,183	$450,096
HEICO Corp.	577	72,056
HEICO Corp., Class A	446	43,400
L3Harris Technologies, Inc.	396	82,622
Lockheed Martin Corp.	6,816	2,658,649
Northrop Grumman Corp.	1,629	610,533
Parsons Corp.(a)	833	27,472
Raytheon Co.	3,638	713,739
Teledyne Technologies, Inc.(a)	1,380	444,346

		5,102,913

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.(b)	6,555	555,733

Airlines — 0.1%
Alaska Air Group, Inc.	1,556	101,000

Auto Components — 0.1%
Dana, Inc.	6,177	89,196
Goodyear Tire & Rubber Co. (The)	11,562	166,550

		255,746

Automobiles — 0.4%
Ford Motor Co.	52,746	483,153
Tesla, Inc.(a)	635	152,953

		636,106

Banks — 3.9%
Bank of America Corp.	44,956	1,311,367
Citigroup, Inc.	393	27,149
Citizens Financial Group, Inc.	26,631	941,939
Comerica, Inc.	364	24,020
Cullen/Frost Bankers, Inc.(b)	1,664	147,347
East West Bancorp, Inc.(b)	4,890	216,578
First Hawaiian, Inc.	697	18,610
First Horizon National Corp.	2,768	44,842
JPMorgan Chase & Co.	18,960	2,231,402
PNC Financial Services Group, Inc. (The)	588	82,414
SunTrust Banks, Inc.	625	43,000
Texas Capital Bancshares, Inc.(a)	319	17,433
US Bancorp	2,798	154,841
Webster Financial Corp.	525	24,607
Wells Fargo & Co.	20,037	1,010,666
Western Alliance Bancorp(a)	12,736	586,875
Zions Bancorp(b)	521	23,195

		6,906,285

Beverages — 1.2%
Molson Coors Brewing Co., Class B(b)	1,133	65,147
Monster Beverage Corp.(a)	8,300	481,898
PepsiCo, Inc.	11,207	1,536,480

		2,083,525

Biotechnology — 3.5%
AbbVie, Inc.	14,756	1,117,324
Amgen, Inc.	3,541	685,219
Biogen, Inc.(a)	1,894	440,961
Celgene Corp.(a)	4,522	449,035
Gilead Sciences, Inc.	38,900	2,465,482
Incyte Corp.(a)	234	17,370
Regeneron Pharmaceuticals, Inc.(a)	2,473	686,010
Vertex Pharmaceuticals, Inc.(a)	1,872	317,154

		6,178,555

Security	Shares	Value

Building Products — 0.8%
Allegion plc	13,272	$1,375,643
Resideo Technologies, Inc.(a)	5,229	75,036

		1,450,679

Capital Markets — 2.3%
Charles Schwab Corp. (The)	17,663	738,843
CME Group, Inc.	3,002	634,443
Evercore, Inc., Class A	1,847	147,945
FactSet Research Systems, Inc.	475	115,411
Intercontinental Exchange, Inc.	7,548	696,454
Morgan Stanley	25,892	1,104,811
TD Ameritrade Holding Corp.	13,781	643,573

		4,081,480

Chemicals — 1.3%
Air Products & Chemicals, Inc.	5,789	1,284,348
CF Industries Holdings, Inc.	706	34,735
Ecolab, Inc.	3,362	665,810
LyondellBasell Industries NV, Class A	3,285	293,909

		2,278,802

Commercial Services & Supplies — 0.2%
ADT, Inc.	7,253	45,476
Waste Management, Inc.	2,357	271,055

		316,531

Communications Equipment — 1.2%
Ciena Corp.(a)	5,737	225,063
Cisco Systems, Inc.	40,440	1,998,140

		2,223,203

Construction & Engineering — 0.2%
AECOM(a)	855	32,114
Fluor Corp.	4,777	91,384
MasTec, Inc.(a)	3,176	206,217

		329,715

Consumer Finance — 1.8%
Ally Financial, Inc.	9,736	322,846
American Express Co.(b)	14,677	1,735,996
Capital One Financial Corp.	6,384	580,816
Discover Financial Services	7,078	573,955

		3,213,613

Containers & Packaging — 0.4%
Westrock Co.	18,141	661,239

Diversified Consumer Services — 0.1%
frontdoor, Inc.(a)	2,399	116,519
H&R Block, Inc.(b)	4,490	106,054

		222,573

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(a)	18,054	3,755,593

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	25,487	964,428
CenturyLink, Inc.	13,305	166,046
Verizon Communications, Inc.	34,299	2,070,288

		3,200,762

Electric Utilities — 2.0%
Alliant Energy Corp.	4,763	256,869
IDACORP, Inc.	4,841	545,435
OGE Energy Corp.	6,706	304,318
Pinnacle West Capital Corp.	7,155	694,536
Xcel Energy, Inc.	26,048	1,690,255

		3,491,413

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.9%
AMETEK, Inc.	9,445	$867,240
Generac Holdings, Inc.(a)	6,432	503,883
Hubbell, Inc.	2,332	306,425

		1,677,548

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	3,223	397,203
National Instruments Corp.	21,876	918,573

		1,315,776

Energy Equipment & Services — 0.2%
Halliburton Co.	3,270	61,639
Patterson-UTI Energy, Inc.	9,016	77,087
Transocean Ltd.(a)	42,016	187,812

		326,538

Entertainment — 1.2%
Electronic Arts, Inc.(a)	1,601	156,610
Live Nation Entertainment, Inc.(a)	2,415	160,211
Netflix, Inc.(a)	1,872	500,985
Spotify Technology SA(a)	1,230	140,220
Take-Two Interactive Software, Inc.(a)	710	88,991
Viacom, Inc., Class A	535	14,049
Viacom, Inc., Class B	22,712	545,769
Walt Disney Co. (The)	1,890	246,305
Zynga, Inc., Class A(a)	39,027	227,137

		2,080,277

Equity Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.	521	115,209
Boston Properties, Inc.	829	107,488
Brandywine Realty Trust	1,306	19,786
Host Hotels & Resorts, Inc.	6,685	115,584
Invitation Homes, Inc.	15,999	473,730
Outfront Media, Inc.	21,396	594,381
Park Hotels & Resorts, Inc.	28,170	703,405
Prologis, Inc.	20,644	1,759,282
RLJ Lodging Trust	20,478	347,921
SBA Communications Corp.(a)	1,855	447,333
Simon Property Group, Inc.	9,487	1,476,651

		6,160,770

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	3,653	1,052,466
Performance Food Group Co.(a)	13,775	633,787
Walmart, Inc.	10,141	1,203,534

		2,889,787

Food Products — 1.4%
General Mills, Inc.	17,539	966,750
Hershey Co. (The)	9,657	1,496,738

		2,463,488

Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	5,903	537,409

Health Care Equipment & Supplies — 2.2%
Danaher Corp.(b)	7,764	1,121,355
Hologic, Inc.(a)	6,756	341,110
IDEXX Laboratories, Inc.(a)	713	193,886
Medtronic plc	7,271	789,776
Penumbra, Inc.(a)	406	54,603
Stryker Corp.	6,801	1,471,056

		3,971,786

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	7,343	604,549
Anthem, Inc.	5,144	1,235,074

Security	Shares	Value

Health Care Providers & Services (continued)
Chemed Corp.	328	$136,963
Cigna Corp.	4,238	643,286
CVS Health Corp.	17,722	1,117,727
UnitedHealth Group, Inc.	5,134	1,115,721
WellCare Health Plans, Inc.(a)	321	83,194

		4,936,514

Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(a)	7,450	1,137,541

Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp.(b)	2,909	69,670
Darden Restaurants, Inc.	12,798	1,512,979
Domino’s Pizza, Inc.	1,036	253,395
Extended Stay America, Inc.	30,970	453,401
International Game Technology plc(b)	3,217	45,714
Las Vegas Sands Corp.(b)	3,956	228,499
McDonald’s Corp.	4,593	986,163
Penn National Gaming, Inc.(a)	4,521	84,204
Planet Fitness, Inc., Class A(a)	2,221	128,529
Royal Caribbean Cruises Ltd.	3,428	371,355
Six Flags Entertainment Corp.	395	20,062
Texas Roadhouse, Inc.	1,965	103,202
Yum! Brands, Inc.	1,081	122,618

		4,379,791

Household Durables — 0.2%
DR Horton, Inc.	6,246	329,227
Garmin Ltd.	189	16,006

		345,233

Household Products — 1.4%
Church & Dwight Co., Inc.	14,061	1,057,950
Kimberly-Clark Corp.	2,917	414,360
Procter & Gamble Co. (The)	8,153	1,014,070

		2,486,380

Industrial Conglomerates — 0.9%
Honeywell International, Inc.	6,108	1,033,474
Roper Technologies, Inc.	1,764	629,042

		1,662,516

Insurance — 3.5%
Aflac, Inc.	1,158	60,586
Allstate Corp. (The)(b)	7,490	814,013
Arthur J Gallagher & Co.	5,672	508,041
Brown & Brown, Inc.	2,914	105,079
Cincinnati Financial Corp.	3,052	356,077
Erie Indemnity Co., Class A(b)	115	21,350
First American Financial Corp.	13,613	803,303
Globe Life, Inc.	4,918	470,948
Lincoln National Corp.	5,511	332,423
Mercury General Corp.	392	21,905
MetLife, Inc.	4,567	215,380
Progressive Corp. (The)	1,533	118,424
Prudential Financial, Inc.	17,360	1,561,532
Travelers Cos., Inc. (The)	3,058	454,694
Unum Group	7,037	209,140
WR Berkley Corp.	2,235	161,434

		6,214,329

Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(a)	1,156	1,411,638
Alphabet, Inc., Class C(a)	1,951	2,378,269
Facebook, Inc., Class A(a)	17,664	3,145,605
Match Group, Inc.	780	55,723
Pinterest, Inc., Class A(a)(b)	7,830	207,104

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Yelp, Inc.(a)	3,720	$129,270

		7,327,609

Internet & Direct Marketing Retail — 3.4%(a)
Amazon.com, Inc.	3,490	6,058,326
Etsy, Inc.	594	33,561

		6,091,887

IT Services — 5.8%
Accenture plc, Class A	1,748	336,228
Amdocs Ltd.	7,948	525,442
Automatic Data Processing, Inc.	12,673	2,045,676
Booz Allen Hamilton Holding Corp.	3,152	223,855
Fidelity National Information Services, Inc.	681	90,410
GoDaddy, Inc., Class A(a)	9,074	598,702
Mastercard, Inc., Class A	12,957	3,518,732
Paychex, Inc.	16,762	1,387,391
Square, Inc., Class A(a)	3,991	247,242
Visa, Inc., Class A	8,072	1,388,465

		10,362,143

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.	276	80,391

Machinery — 2.6%
Crane Co.	8,776	707,609
Cummins, Inc.	1,130	183,817
IDEX Corp.(b)	1,847	302,686
Ingersoll-Rand plc	1,055	129,987
Oshkosh Corp.	7,895	598,441
PACCAR, Inc.	31,223	2,185,922
Parker-Hannifin Corp.	1,526	275,611
Snap-on, Inc.	2,076	324,977

		4,709,050

Media — 1.8%
AMC Networks, Inc., Class A(a)	6,072	298,500
Comcast Corp., Class A	20,965	945,102
Discovery, Inc., Class A(a)	1,544	41,117
Interpublic Group of Cos., Inc. (The)	68,825	1,483,867
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	540	22,448
Sinclair Broadcast Group, Inc., Class A	4,004	171,131
Sirius XM Holdings, Inc.	35,778	223,791

		3,185,956

Metals & Mining — 0.2%
Alcoa Corp.(a)	7,635	153,234
Freeport-McMoRan, Inc.	15,963	152,766
Steel Dynamics, Inc.	655	19,519

		325,519

Multiline Retail — 0.5%
Dollar General Corp.	3,839	610,171
Target Corp.	2,966	317,095

		927,266

Multi-Utilities — 1.0%
Avista Corp.	1,762	85,351
Consolidated Edison, Inc.(b)	11,019	1,040,965
DTE Energy Co.	5,595	743,911

		1,870,227

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	5,503	652,656
ConocoPhillips	20,664	1,177,435
Continental Resources, Inc.(a)	3,332	102,592
EOG Resources, Inc.	8,703	645,937
Exxon Mobil Corp.(b)	23,274	1,643,377

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	1,753	$21,509
Marathon Petroleum Corp.	2,724	165,483
Phillips 66	4,431	453,734
Suncor Energy, Inc.	10,884	343,717
Valero Energy Corp.(b)	4,241	361,503
Williams Cos., Inc. (The)	17,998	433,032

		6,000,975

Paper & Forest Products — 0.1%
Domtar Corp.	4,387	157,098

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	3,881	772,125

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	23,512	1,192,293
Eli Lilly & Co.	1,418	158,575
Johnson & Johnson	25,152	3,254,166
Merck & Co., Inc.	16,387	1,379,458
Pfizer, Inc.	15,866	570,065
Zoetis, Inc.	7,636	951,369

		7,505,926

Professional Services — 0.8%
CoStar Group, Inc.(a)	1,069	634,131
FTI Consulting, Inc.(a)	356	37,733
Insperity, Inc.	3,270	322,487
Robert Half International, Inc.	5,873	326,891
TriNet Group, Inc.(a)	2,626	163,311

		1,484,553

Road & Rail — 0.6%
CSX Corp.	479	33,181
Landstar System, Inc.(b)	4,104	462,028
Lyft, Inc., Class A(a)	5,973	243,937
Ryder System, Inc.	1,805	93,445
Uber Technologies, Inc.(a)(b)	5,185	157,987

		990,578

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.(b)	20,542	1,025,046
Broadcom, Inc.	738	203,740
Cirrus Logic, Inc.(a)	7,424	397,778
Cypress Semiconductor Corp.	2,332	54,429
Intel Corp.	25,481	1,313,036
Lam Research Corp.	862	199,217
NVIDIA Corp.	8,308	1,446,173
QUALCOMM, Inc.	4,839	369,119
Texas Instruments, Inc.	10,306	1,331,947
Xilinx, Inc.	577	55,334

		6,395,819

Software — 7.2%
Adobe, Inc.(a)	5,189	1,433,461
Dropbox, Inc., Class A(a)	5,143	103,734
Intuit, Inc.	3,260	866,964
Manhattan Associates, Inc.(a)	829	66,875
Microsoft Corp.	50,026	6,955,115
Oracle Corp.	4,194	230,796
Paylocity Holding Corp.(a)	1,344	131,148
salesforce.com, Inc.(a)	12,155	1,804,288
ServiceNow, Inc.(a)	4,457	1,131,410
Workday, Inc., Class A(a)	709	120,502

		12,844,293

Specialty Retail — 1.6%
AutoZone, Inc.(a)	400	433,848
Home Depot, Inc. (The)	8,057	1,869,385

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.	4,262	$468,181
Tractor Supply Co.	904	81,758

		2,853,172

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	29,842	6,683,713
HP, Inc.	32,239	609,962
NetApp, Inc.	1,044	54,820
Pure Storage, Inc., Class A(a)	3,206	54,310

		7,402,805

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.(a)	4,480	862,535
NIKE, Inc., Class B	5,070	476,174

		1,338,709

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(a)	1,307	62,304
LendingTree, Inc.(a)	67	20,799
MGIC Investment Corp.	7,522	94,627

		177,730

Tobacco — 0.7%
Altria Group, Inc.	17,061	697,795
Philip Morris International, Inc.	6,313	479,346

		1,177,141

Trading Companies & Distributors — 0.3%
GATX Corp.(b)	7,210	558,991

Water Utilities — 1.1%
American Water Works Co., Inc.	15,590	1,936,746

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	15,173	391,463
United States Cellular Corp.(a)	3,941	148,103

		539,566

Total Common Stocks — 99.1% (Cost: $166,060,028)		176,647,424

Total Long-Term Investments — 99.1% (Cost: $166,060,028)		176,647,424

Short-Term Securities — 4.8%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%	1,686,139	1,686,139
SL Liquidity Series, LLC, Money Market Series, 2.13%(d)	6,942,943	6,944,331

Total Short-Term Securities — 4.8% (Cost: $8,630,470)		8,630,470

Total Investments — 103.9% (Cost: $174,690,498)		185,277,894

Liabilities in Excess of Other Assets — (3.9)%		(6,935,457)

Net Assets — 100.0%		$178,342,437

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core Portfolio

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	1,878,651	(192,512)	1,686,139	$1,686,139	$27,382		$—		$—
SL Liquidity Series, LLC, Money Market Series	4,227,706	2,715,237	6,942,943	6,944,331	17,124	(b)	967		257

				$8,630,470	$44,506		$967		$257

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	13	12/20/19	$1,936	$(16,327)

Glossary of Terms Used in this Report

Portfolio Abbreviations

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$176,647,424	$—	$—	$176,647,424
Short-Term Securities	1,686,139	—	—	1,686,139

Subtotal	$178,333,563	$—	$—	$178,333,563

Investments Valued at Net Asset Value (“NAV”)(b)				6,944,331

Total Investments				$185,277,894

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(16,327)	$—	$—	$(16,327)

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 1 are included in industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6